Segmented Information - Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Gross premiums written	$ 19,125.9	$ 17,511.2
Net premiums written	14,864.5	13,835.6
Net premiums earned	13,988.7	13,229.7
Underwriting expenses	(13,887.8)	(13,099.4)
Underwriting profit (loss)	100.9	130.3
Interest income	716.5	826.3
Dividends	77.8	93.7
Investment expenses	(25.1)	(39.8)
Interest and dividends	769.2	880.2
Share of profit (loss) of associates	(112.8)	169.6
Other revenue	4,719.6	5,537.1
Expenses	(4,858.9)	(5,433.2)
Pre-tax income (loss) before interest expense and other	(139.3)	103.9
Operating income (loss)	618.0	1,284.0
Net gains (losses) on investments	313.1	1,716.2
Gain on deconsolidation of insurance subsidiary	117.1	0.0
Loss on repurchase of borrowings	0.0	(23.7)
Interest expense	(475.9)	(472.0)
Corporate overhead	(328.2)	(271.8)
Earnings before income taxes	244.1	2,232.7
Provision for income taxes	(206.7)	(261.5)
Net earnings	37.4	1,971.2
Shareholders of Fairfax	218.4	2,004.1
Non-controlling interests	(181.0)	(32.9)
Operating companies
Disclosure of operating segments [line items]
Gross premiums written	19,356.8	17,201.0
Net premiums written	14,717.7	13,261.1
Net premiums earned	13,860.6	12,587.6
Underwriting expenses	(13,551.6)	(12,193.1)
Underwriting profit (loss)	309.0	394.5
Interest income	619.7	717.0
Dividends	55.0	70.8
Investment expenses	(114.1)	(130.8)
Interest and dividends	560.6	657.0
Share of profit (loss) of associates	46.2	56.0
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	915.8	1,107.5
Net gains (losses) on investments	136.4	1,258.5
Gain on deconsolidation of insurance subsidiary	(56.3)
Loss on repurchase of borrowings		0.0
Interest expense	(67.6)	(69.0)
Corporate overhead	(155.1)	(124.7)
Earnings before income taxes	773.2	2,172.3
Other | Run-off
Disclosure of operating segments [line items]
Gross premiums written	146.8	609.6
Net premiums written	146.8	574.5
Net premiums earned	128.1	642.1
Underwriting expenses	(336.2)	(906.3)
Underwriting profit (loss)	(208.1)	(264.2)
Interest income	28.5	60.5
Dividends	4.9	9.5
Investment expenses	(8.7)	(14.2)
Interest and dividends	24.7	55.8
Share of profit (loss) of associates	(11.2)	(6.3)
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	(194.6)	(214.7)
Net gains (losses) on investments	(96.9)	168.2
Gain on deconsolidation of insurance subsidiary	(9.0)
Loss on repurchase of borrowings		0.0
Interest expense	(2.3)	(7.0)
Corporate overhead	(0.2)	0.4
Earnings before income taxes	(303.0)	(53.1)
Other | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	20.5	24.5
Dividends	17.2	11.8
Investment expenses	9.4	(89.0)
Interest and dividends	47.1	(52.7)
Share of profit (loss) of associates	(100.2)	(45.2)
Other revenue	4,742.4	5,537.1
Expenses	(4,868.0)	(5,441.6)
Pre-tax income (loss) before interest expense and other	(125.6)	95.5
Operating income (loss)	(178.7)	(2.4)
Net gains (losses) on investments	(65.6)	72.6
Gain on deconsolidation of insurance subsidiary	0.0
Loss on repurchase of borrowings		0.0
Interest expense	(170.6)	(184.9)
Corporate overhead	0.0	0.0
Earnings before income taxes	(414.9)	(114.7)
Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	57.1	33.7
Dividends	0.7	1.6
Investment expenses	(2.0)	(2.4)
Interest and dividends	55.8	32.9
Share of profit (loss) of associates	(47.6)	165.1
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	8.2	198.0
Net gains (losses) on investments	339.2	216.9
Gain on deconsolidation of insurance subsidiary	182.4
Loss on repurchase of borrowings		(23.7)
Interest expense	(235.6)	(212.1)
Corporate overhead	(82.6)	49.1
Earnings before income taxes	211.6	228.2
Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	(377.7)	(299.4)
Net premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Underwriting expenses	0.0	0.0
Underwriting profit (loss)	0.0	0.0
Interest income	(9.3)	(9.4)
Dividends	0.0	0.0
Investment expenses	90.3	196.6
Interest and dividends	81.0	187.2
Share of profit (loss) of associates	0.0	0.0
Other revenue	(22.8)	0.0
Expenses	9.1	8.4
Pre-tax income (loss) before interest expense and other	(13.7)	8.4
Operating income (loss)	67.3	195.6
Net gains (losses) on investments	0.0	0.0
Gain on deconsolidation of insurance subsidiary	0.0
Loss on repurchase of borrowings		0.0
Interest expense	0.2	1.0
Corporate overhead	(90.3)	(196.6)
Earnings before income taxes	(22.8)	0.0
External
Disclosure of operating segments [line items]
Gross premiums written	19,125.9	17,511.2
Net premiums earned	13,988.7	13,229.7
External | Operating companies
Disclosure of operating segments [line items]
Gross premiums written	18,979.1	16,904.8
Net premiums earned	13,859.0	12,544.7
External | Other | Run-off
Disclosure of operating segments [line items]
Gross premiums written	146.8	606.4
Net premiums earned	129.7	685.0
External | Other | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums earned	0.0	0.0
External | Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums earned	0.0	0.0
External | Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Intercompany
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Intercompany | Operating companies
Disclosure of operating segments [line items]
Gross premiums written	377.7	296.2
Net premiums earned	1.6	42.9
Intercompany | Other | Run-off
Disclosure of operating segments [line items]
Gross premiums written	0.0	3.2
Net premiums earned	(1.6)	(42.9)
Intercompany | Other | Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Intercompany | Corporate and Other
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums earned	0.0	0.0
Intercompany | Eliminations and adjustments
Disclosure of operating segments [line items]
Gross premiums written	(377.7)	(299.4)
Net premiums earned	0.0	0.0
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,735.2	1,521.5
Net premiums written	1,540.4	1,350.3
Net premiums earned	1,424.1	1,240.3
Underwriting expenses	(1,315.3)	(1,193.6)
Underwriting profit (loss)	108.8	46.7
Interest income	59.6	65.9
Dividends	7.9	10.4
Investment expenses	(11.3)	(11.3)
Interest and dividends	56.2	65.0
Share of profit (loss) of associates	(3.0)	1.1
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	162.0	112.8
Net gains (losses) on investments	105.7	0.5
Gain on deconsolidation of insurance subsidiary	0.0
Loss on repurchase of borrowings		0.0
Interest expense	(1.3)	(1.5)
Corporate overhead	(8.1)	(5.7)
Earnings before income taxes	258.3	106.1
Northbridge | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,727.5	1,513.6
Net premiums earned	1,435.1	1,247.3
Northbridge | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	7.7	7.9
Net premiums earned	(11.0)	(7.0)
Odyssey Group | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	4,446.7	3,816.0
Net premiums written	3,789.6	3,393.8
Net premiums earned	3,586.6	3,179.2
Underwriting expenses	(3,396.7)	(3,089.3)
Underwriting profit (loss)	189.9	89.9
Interest income	173.6	189.5
Dividends	8.6	17.5
Investment expenses	(31.0)	(31.1)
Interest and dividends	151.2	175.9
Share of profit (loss) of associates	27.8	55.1
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	368.9	320.9
Net gains (losses) on investments	(26.9)	149.5
Gain on deconsolidation of insurance subsidiary	(30.5)
Loss on repurchase of borrowings		0.0
Interest expense	(6.4)	(7.8)
Corporate overhead	(10.5)	(10.7)
Earnings before income taxes	294.6	451.9
Odyssey Group | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	4,306.3	3,742.8
Net premiums earned	3,555.8	3,162.2
Odyssey Group | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	140.4	73.2
Net premiums earned	30.8	17.0
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,109.4	2,827.8
Net premiums written	2,543.0	2,331.5
Net premiums earned	2,426.2	2,193.8
Underwriting expenses	(2,366.1)	(2,142.0)
Underwriting profit (loss)	60.1	51.8
Interest income	91.9	93.6
Dividends	2.2	7.0
Investment expenses	(14.5)	(14.7)
Interest and dividends	79.6	85.9
Share of profit (loss) of associates	(14.8)	19.1
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	124.9	156.8
Net gains (losses) on investments	(158.2)	75.2
Gain on deconsolidation of insurance subsidiary	(25.8)
Loss on repurchase of borrowings		0.0
Interest expense	(4.7)	(5.3)
Corporate overhead	(28.2)	(20.5)
Earnings before income taxes	(92.0)	206.2
Crum & Forster | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3,082.4	2,805.0
Net premiums earned	2,462.7	2,234.4
Crum & Forster | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	27.0	22.8
Net premiums earned	(36.5)	(40.6)
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	661.7	732.7
Net premiums written	646.1	720.8
Net premiums earned	643.8	735.0
Underwriting expenses	(591.9)	(626.2)
Underwriting profit (loss)	51.9	108.8
Interest income	24.3	36.7
Dividends	1.8	4.0
Investment expenses	(7.1)	(7.6)
Interest and dividends	19.0	33.1
Share of profit (loss) of associates	(4.2)	(16.4)
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	66.7	125.5
Net gains (losses) on investments	(59.9)	22.5
Gain on deconsolidation of insurance subsidiary	0.0
Loss on repurchase of borrowings		0.0
Interest expense	(3.8)	(3.9)
Corporate overhead	(9.8)	(8.5)
Earnings before income taxes	(6.8)	135.6
Zenith National | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	661.7	732.7
Net premiums earned	646.6	737.3
Zenith National | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	0.0	0.0
Net premiums earned	(2.8)	(2.3)
Brit | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,424.4	2,293.5
Net premiums written	1,775.6	1,656.2
Net premiums earned	1,710.7	1,641.9
Underwriting expenses	(1,951.0)	(1,590.8)
Underwriting profit (loss)	(240.3)	51.1
Interest income	67.1	82.0
Dividends	3.4	3.0
Investment expenses	(12.3)	(11.5)
Interest and dividends	58.2	73.5
Share of profit (loss) of associates	6.6	(2.4)
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	(175.5)	122.2
Net gains (losses) on investments	24.4	62.1
Gain on deconsolidation of insurance subsidiary	0.0
Loss on repurchase of borrowings		0.0
Interest expense	(19.0)	(19.1)
Corporate overhead	(11.9)	(9.2)
Earnings before income taxes	(182.0)	156.0
Brit | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	2,407.6	2,245.4
Net premiums earned	1,710.4	1,608.1
Brit | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	16.8	48.1
Net premiums earned	0.3	33.8
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	4,680.7	3,860.3
Net premiums written	3,017.6	2,428.9
Net premiums earned	2,722.6	2,335.4
Underwriting expenses	(2,596.6)	(2,277.7)
Underwriting profit (loss)	126.0	57.7
Interest income	136.5	165.6
Dividends	20.3	16.7
Investment expenses	(30.1)	(33.4)
Interest and dividends	126.7	148.9
Share of profit (loss) of associates	35.6	13.3
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	288.3	219.9
Net gains (losses) on investments	246.0	210.2
Gain on deconsolidation of insurance subsidiary	0.0
Loss on repurchase of borrowings		0.0
Interest expense	(30.3)	(29.1)
Corporate overhead	(79.2)	(59.7)
Earnings before income taxes	424.8	341.3
Allied World | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	4,633.8	3,809.3
Net premiums earned	2,788.4	2,345.9
Allied World | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	46.9	51.0
Net premiums earned	(65.8)	(10.5)
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	424.7	438.3
Net premiums written	221.6	231.2
Net premiums earned	221.7	215.2
Underwriting expenses	(214.6)	(208.8)
Underwriting profit (loss)	7.1	6.4
Interest income	14.1	16.9
Dividends	7.1	8.6
Investment expenses	(1.2)	(7.8)
Interest and dividends	20.0	17.7
Share of profit (loss) of associates	14.6	(0.1)
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	41.7	24.0
Net gains (losses) on investments	12.3	632.3
Gain on deconsolidation of insurance subsidiary	0.0
Loss on repurchase of borrowings		0.0
Interest expense	(0.4)	(0.4)
Corporate overhead	(6.0)	(9.8)
Earnings before income taxes	47.6	646.1
Fairfax Asia | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	421.2	439.3
Net premiums earned	229.2	228.2
Fairfax Asia | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	3.5	(1.0)
Net premiums earned	(7.5)	(13.0)
Other | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,874.0	1,710.9
Net premiums written	1,183.8	1,148.4
Net premiums earned	1,124.9	1,046.8
Underwriting expenses	(1,119.4)	(1,064.7)
Underwriting profit (loss)	5.5	(17.9)
Interest income	52.6	66.8
Dividends	3.7	3.6
Investment expenses	(6.6)	(13.4)
Interest and dividends	49.7	57.0
Share of profit (loss) of associates	(16.4)	(13.7)
Other revenue	0.0	0.0
Expenses	0.0	0.0
Pre-tax income (loss) before interest expense and other	0.0	0.0
Operating income (loss)	38.8	25.4
Net gains (losses) on investments	(7.0)	106.2
Gain on deconsolidation of insurance subsidiary	0.0
Loss on repurchase of borrowings		0.0
Interest expense	(1.7)	(1.9)
Corporate overhead	(1.4)	(0.6)
Earnings before income taxes	28.7	129.1
Other | External | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	1,738.6	1,616.7
Net premiums earned	1,030.8	981.3
Other | Intercompany | Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Gross premiums written	135.4	94.2
Net premiums earned	$ 94.1	$ 65.5